Intangible Assets	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Intangible Assets

(13) Intangible Assets

The changes in cost, accumulated amortization and impairment losses, and carrying amounts of intangible assets for the years ended March 31, 2017 and 2018 are as follows:

(Cost)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2016	¥987,654	¥353,553	¥36,935	¥1,378,142

Additions	¥—	¥8,712	¥2,049	¥10,761
Internally developed	121,037	17,228	—	138,265
Sales or disposal	(131,529)	(30,342)	(1,861)	(163,732)
Exchange differences on translating foreign operations	127	(3,693)	(1,146)	(4,712)
Other	(155)	1,587	(2,115)	(683)

Balance as of March 31, 2017	¥977,134	¥347,045	¥33,862	¥1,358,041

Additions	¥—	¥12,765	¥2,469	¥15,234
Internally developed	132,800	13,586	—	146,386
Sales or disposal	(137,637)	(13,757)	(1,695)	(153,089)
Exchange differences on translating foreign operations	667	(4,388)	(289)	(4,010)
Other	—	(88)	(878)	(966)

Balance as of March 31, 2018	¥972,964	¥355,163	¥33,469	¥1,361,596

(Accumulated amortization and impairment losses)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of April 1, 2016	¥(337,112)	¥(203,499)	¥(12,592)	¥(553,203)

Amortization	¥(152,548)	¥(36,515)	¥(151)	¥(189,214)
Sales or disposal	131,529	29,029	1,891	162,449
Exchange differences on translating foreign operations	2	1,579	(464)	1,117
Other	(1)	(2,506)	1,509	(998)

Balance as of March 31, 2017	¥(358,130)	¥(211,912)	¥(9,807)	¥(579,849)

Amortization	¥(153,922)	¥(40,663)	¥(1,359)	¥(195,944)
Sales or disposal	137,637	12,610	1,057	151,304
Exchange differences on translating foreign operations	(28)	3,423	352	3,747
Other	—	(146)	806	660

Balance as of March 31, 2018	¥(374,443)	¥(236,688)	¥(8,951)	¥(620,082)

(Carrying amount)

	Yen (millions)
	Capitalized development costs	Software	Other	Total
Balance as of March 31, 2017	¥619,004	¥135,133	¥24,055	¥778,192
Balance as of March 31, 2018	598,521	118,475	24,518	741,514

Amortization of capitalized development costs is included in research and development, and amortization of other intangible assets is included in cost of sales, selling, general and administrative, and research and development in the consolidated statements of income.

For commitments for purchases of intangible assets, see note 28.